Income Taxes - Reconciliation of the Provision for Income Taxes - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision calculated at federal statutory income tax rate:
Net income before taxes	$ (108,591)	$ (11,858)	$ 251,838
Statutory rate (as a percent)	35.00%	35.00%	35.00%
Income tax expense computed at statutory rate	$ (38,007)	$ (4,150)	$ 88,144
Less: Noncontrolling interests	14,972	2,911	(65,759)
Income tax expense (benefit) attributable to controlling interests	(23,035)	(1,239)	22,385
State and local income taxes, net of federal benefit	(622)	(1,011)	626
Reduction of TRA liability	(282)	(694)
Equity compensation, shortfall		338
Change in enacted rate		(650)
Change in valuation allowance	950	2,333
Other	(274)	(237)	(192)
Tax expense (benefit) attributable to controlling interests	(23,263)	(1,160)	22,819
Tax expense attributable to non-controlling interests	(523)	(1,621)	3,399
Total income tax provision (benefit)	$ (23,786)	$ (2,781)	$ 26,218